Consolidated Statements of Changes in Equity (Parentheticals) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Consolidated Statements of Changes in Equity [Abstract]
At-the-market offering, net of issuance costs	$ 164
Private placement, net of issuance costs	$ 499